FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Risk exposure associated with instruments sharing characteristic	$ (56,798,395)	$ (50,608,592)	$ (52,968,976)
Currency Risk | Amount expressed in USD
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Estimate of devaluation of Argentine peso (as a percent)	20.00%
Result in pre-tax gain	$ 11,400,000